DERIVATIVE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)
Derivative Instrument US Bond Obligations | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging	$ 9,752,973		$ 10,148,159
Derivative Instrument US Bond Obligations | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	34,239,224		6,229,116
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	192,844,908		144,684,179
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | Second Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging	$ 54,252,995		$ 51,568,854
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | BRL
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities		$ 360.0
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities		300.0
Derivative Instrument Raw Material Purchases | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount		$ 70.2		$ 54.0